INCOME TAX (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Jul. 31, 2024	Jul. 31, 2023
Deferred Tax Assets [Member]
Operating Loss Carryforwards [Line Items]
Rental income received in advance	$ 180,818	$ 150,864
Operating lease liabilities	7,005,732	7,338,553
Federal net operating loss carryforward	2,136,250	1,929,890
State net operating loss carryforward	954,564	829,669
Unbilled receivables
Property and equipment
Unrealized loss on marketable securities
Operating lease right-of-use assets
Other	28,636	94,024
Total	10,306,000	10,343,000
Deferred Tax Liabilities [Member]
Operating Loss Carryforwards [Line Items]
Rental income received in advance
Operating lease liabilities
Federal net operating loss carryforward
State net operating loss carryforward
Unbilled receivables	839,286	729,375
Property and equipment	5,569,384	5,065,135
Unrealized loss on marketable securities		221,521
Operating lease right-of-use assets	7,990,330	8,556,969
Other
Total	14,399,000	14,573,000
Net deferred tax liability	$ 4,093,000	$ 4,230,000